CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Share Capital [Member]	Capital reserve [member]	Profits Reserves [Member]	Equity Valuation Adjustments [Member]	Retained earnings [member]	Total [Member]	Non-controlling interests [member]	Total
AS OF DECEMBER 31, 2018 at Dec. 31, 2018	R$ 7,294	R$ 2,250	R$ 6,362	R$ (1,327)	R$ 145	R$ 14,724	R$ 1,360	R$ 16,084
IfrsStatementLineItems [Line Items]
Non-controlling interests							(1,357)	(1,357)
Net income for the year					3,194	3,194	1	3,195
Realization of PP&E deemed cost				(25)	25
Tax incentives reserve			18		(18)
Proposed dividends					(764)	(764)		(764)
Profit retention reserve			1,535		(1,535)
Remeasurement of obligations of the defined benefit plans, net of taxes				(1,055)		(1,055)		(1,055)
Unrealized profit reserve			835		(835)
AS OF DECEMBER 31, 2019 at Dec. 31, 2019	7,294	2,250	8,750	(2,407)	212	16,099	4	16,103
IfrsStatementLineItems [Line Items]
Non-controlling interests							(1)	(1)
Net income for the year					2,864	2,864	1	2,865
Subscription of capital	300		(300)
Other comprehensive income				(7)		(7)		(7)
Realization of PP&E deemed cost				(17)	17
Tax incentives reserve			18		(18)
Legal reserve (note 26)			142		(142)
Proposed dividends					(1,482)	(1,482)		(1,482)
Profit retention reserve			1,451		(1,451)
AS OF DECEMBER 31, 2019 at Dec. 31, 2020	7,594	2,250	10,061	(2,431)		17,474	4	17,478
IfrsStatementLineItems [Line Items]
Non-controlling interests							(1)	(1)
Net income for the year					3,751	3,751	2	3,753
Subscription of capital	873		(873)
Other comprehensive income				199		199		199
Actuarial losses reclassified (Note 26c)				39	(39)
Realization of PP&E deemed cost				(15)	15
Tax incentives reserve			21		(21)
Legal reserve (note 26)			187		(187)
Proposed dividends					1,967	1,967		1,967
Profit retention reserve			1,552		(1,552)
AS OF DECEMBER 31, 2019 at Dec. 31, 2021	R$ 8,467	R$ 2,250	R$ 10,948	R$ (2,208)		R$ 19,457	R$ 5	R$ 19,462